Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000811161
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2017
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Clearwater International Fund | Clearwater International Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QCVAX